SCHEDULE OF EMPLOYEE SHARE OPTION ACTIVITY (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Employee [Member]
Outstanding shares	240,786
Outstanding, Weighted Average Exercise Price Share	£ 7.68
Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months 13 days		7 years 10 months 6 days
Outstanding, Weighted Average Remaining Vesting Term	3 years 1 month 17 days		8 months 4 days
Outstanding, Aggregate Intrinsic Value	£ 1,656,959	£ 15,135,808	£ 15,135,808
Granted	8,312	0
Granted, Weighted Average Exercise Price per Share	£ 14.69
Outstanding shares	249,098		240,786
Outstanding, Weighted Average Exercise Price Share	£ 7.91		£ 7.68
Outstanding, Aggregate Intrinsic Value			£ 1,656,959
Exercisable			193,559
Exercisable, Weighted Average Exercise Price per Share			£ 7.68
Outstanding, Weighted Average Remaining Contractual Term			7 years 10 months 6 days
Exercisable, Aggregate Intrinsic Value			£ 12,167,119
Unvested	249,098
Unvested, Weighted Average Exercise Price per Share	£ 7.91
Unvested, Weighted Average Remaining Contractual Term	6 years 4 months 13 days
Unvested, Weighted Average Remaining Vesting Term	3 years 1 month 17 days
Unvested, Aggregate Intrinsic Value	£ 1,656,959
Director [Member]
Outstanding shares	863,784
Outstanding, Weighted Average Exercise Price Share	£ 3.66
Outstanding, Weighted Average Remaining Contractual Term	4 years 3 days		4 years 6 months 3 days
Outstanding, Aggregate Intrinsic Value	£ 57,769,864	£ 57,769,864	£ 57,769,864
Granted			863,784
Outstanding shares	863,784		863,784
Outstanding, Weighted Average Exercise Price Share	£ 3.66		£ 3.66
Outstanding, Aggregate Intrinsic Value			£ 57,769,864
Exercisable			863,784
Exercisable, Weighted Average Exercise Price per Share			£ 3.66
Outstanding, Weighted Average Remaining Contractual Term			4 years 6 months 3 days
Exercisable, Aggregate Intrinsic Value			£ 57,769,864
Unvested
Unvested, Weighted Average Exercise Price per Share
Unvested, Aggregate Intrinsic Value